VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005

COREY L. ZARSE 312-609-7785 czarse@vedderprice.com	CHICAGO • NEW YORK CITY • WASHINGTON, D.C.
April 16, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Nuveen Premium Income Municipal Fund 2, Inc. (the “Registrant”); File No. 811-06621
To The Commission:
     On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 8C (File No. 333-157997) relating to the issuance of shares of common stock and shares of Municipal Auction Rate Cumulative Preferred stock in connection with the reorganizations of Nuveen Florida Investment Quality Municipal Fund and Nuveen Florida Quality Income Municipal Fund into Nuveen Premium Income Municipal Fund 2, Inc.
     Concurrently herewith, the Registrant has filed by letter a request for acceleration of effectiveness as of April 17, 2009.
     Please contact the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.
Very truly yours,
/s/Corey L. Zarse
CLZ/kc
Enclosures